Finance Lease Liability (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Finance Lease Liability [Abstract]
Finance Lease Liability
Note 8 — Finance Lease Liability
In 2020, the Company entered into lease agreements to finance equipment valued at $98,000. The equipment consisted of computer hardware and audio-visual equipment and is included in Property, Plant and Equipment in the accompanying consolidated financial statements. The principal amount under the lease agreements was $93,000 at the date the lease commenced, the implied interest rate is 7.5%, and the term of the lease is 39 months.

Note 9—Finance Lease Liability
In 2020, the Company entered into lease agreements to finance equipment valued at $98,000. The equipment consisted of computer hardware and audio-visual equipment and is included in Property, Plant and Equipment in the accompanying consolidated financial statements. The principal amount under the lease agreements was $93,000 at the date the lease commenced, the implied interest rate is 7.5%, and the term of the lease is 39 months.